Note 12 - Accrued Charter Revenue, Current and Non-current and Unearned Revenue, Current and Non-current	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]
12.
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current:
The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of
December 31, 2017
and
June 30, 2018,
reflect revenue earned, but
not
collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As at
December 31, 2017,
the net accrued charter revenue, totaling to (
$16,435
), comprised of
$185
separately reflected in Current assets and (
$16,620
) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying
2017
consolidated balance sheet. As at
June 30, 2018,
the net accrued charter revenue, totaling to (
$12,868
) (discussed in (b) below) is included in Unearned revenue in current and non-current liabilities in the accompanying consolidated balance sheet as of
June 30, 2018.
The maturities of the net accrued charter revenue as of
December 31
of each year presented below are as follows:

Year ending December 31,	Amount
2018	$(4,861)
2019	(6,821)
2020	(1,186)
Total	$(12,868)

(b) Unearned Revenue, Current and Non-Current:
The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of
December 31, 2017
and
June 30, 2018,
reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) any deferred gain from the sale and leaseback transactions, net of amortization of (
$323
) and (
$298
), respectively, which is included in Amortization of prepaid lease rentals, net in the accompanying statements of income.

	December 31, 2017	June 30, 2018
Hires collected in advance	$5,589	$4,676
Deferred gain, net	4,158	3,860
Charter revenue resulting from varying charter rates	16,620	12,868
Total	$26,367	$21,404
Less current portion	(15,310)	(13,687)
Non-current portion	$11,057	$7,717